Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Parenthetical) (Detail) - 12 months ended Dec. 31, 2017 $ in Millions, $ in Millions	MXN ($)	USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Income tax penalty imposed	$ 491	$ 25